Document and Entity Information	Dec. 17, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001856525
Document Type	8-K
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	Core & Main, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40650
Entity Tax Identification Number	86-3149194
Entity Address, Address Line One	1830 Craig Park Court
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63146
City Area Code	(314)
Local Phone Number	432-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	CNM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false